[logo] M F S(R)                                               SEMIANNUAL REPORT
    INVESTMENT MANAGEMENT                                        MARCH 31, 2003

[graphic omitted]

                              VERTEX(SM) INTERNATIONAL FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
       NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

VERTEX(SM) INTERNATIONAL FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust XI, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55) Chairman            LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN(2) (born 09/12/59) Trustee and            WILLIAM J. POORVU (born 04/10/35) Trustee
President                                                Private investor; Harvard University Graduate
Massachusetts Financial Services Company,                School of Business Administration, Class of 1961
Chief Executive Officer and Director                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
KEVIN J. PARKE(2) (born 12/14/59) Trustee                investment trust), Director
Massachusetts Financial Services Company,
President, Chief Investment Officer and Director         J. DALE SHERRATT (born 09/23/38) Trustee
                                                         Insight Resources, Inc. (acquisition planning
INDEPENDENT TRUSTEES                                     specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           General Partner (since 1993); Cambridge
Brigham and Women's Hospital, Chief of Cardiac           Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001)

WILLIAM R. GUTOW (born 09/27/41) Trustee                 ELAINE R. SMITH (born 04/25/46) Trustee
Private investor and real estate consultant;             Independent health care industry consultant
Capitol Entertainment Management Company (video
franchise), Vice Chairman                                WARD SMITH (born 09/13/30) Trustee
                                                         Private investor
J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Chairman               ROBERT R. FLAHERTY (born 09/18/63) Assistant
Massachusetts Financial Services Company, Chairman       Treasurer
                                                         Massachusetts Financial Services Company, Vice
JOHN W. BALLEN (born 9/12/59) Trustee and                President (since August 2000); UAM Fund Services,
President                                                Senior Vice President (prior to August 2000)
Massachusetts Financial Services Company, Chief
Executive Officer                                        RICHARD M. HISEY (born 08/29/58) Treasurer
and Director                                             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        York, Senior Vice President (September 2000 to
Secretary and Assistant Clerk                            July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President Chief Financial Officer,
Vice President and Associate General Counsel             General Manager, Mutual Funds (prior to September
                                                         2000)
STEPHEN E. CAVAN (born 11/06/53) Secretary and
Clerk                                                    ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President, General Counsel and Secretary            President

STEPHANIE A. DESISTO (born 10/01/53) Assistant           JAMES O. YOST (born 06/12/60) Assistant Treasurer
Treasurer                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services, Vice President         Vice President
(since April 2003); Brown Brothers Harriman & Co.,
Senior Vice President (November 2002 to April
2003); ING Groep N.V./Aeltus Investment
Management, Senior Vice President (prior to
November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Ives, Perera, Poorvu, Sherratt and Smith, and Mses. O'Neill and
Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER
Vertex Investment Management, Inc.,
a wholly owned subsidiary of
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

DIRECTOR OF CORE PORTFOLIO MANAGEMENT

David R. Mannheim(1)

CUSTODIANS

State Street Bank and Trust Company
225 Franklin Street, Boston MA 02110

JP Morgan Chase Bank
One Chase Manhattan Plaza
New York, NY 10081


(1) Vertex Investment Management

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker/dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

PERFORMANCE SUMMARY

Currently, the fund offers Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH MARCH 31, 2003

CLASS A
                                               6 Months      1 Year     Life(1)
-------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                                   -1.89%     - 4.31%     - 5.92%
-------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                       --     - 4.31%     - 2.67%
-------------------------------------------------------------------------------
Average Annual Total Return Including Sales
  Charge(2)                                          --     - 9.81%     - 5.20%
-------------------------------------------------------------------------------

COMPARATIVE INDICES
                                               6 Months      1 Year     Life(1)
-------------------------------------------------------------------------------
Average International Funds(3)                   -3.32%     -24.60%     -20.40%
MSCI EAFE Index(4)                               -2.17%     -22.95%     -19.69%
-------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
(1) For the period from the commencement of the fund's investment operations, December 29, 2000, through March 31, 2003. Index information is from January 1, 2001.
(2) Takes into account the maximum sales charge of 5.75%.
(3) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(4) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index -- A commonly used measure of the international stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of any dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDUCTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) -- March 31, 2003

Stocks - 70.0%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 70.0%
  Australia - 0.5%
    News Corp., Ltd., ADR (Media)#                                                         315           $    8,159
-------------------------------------------------------------------------------------------------------------------
  Canada - 0.7%
    Encana Corp. (Oils)                                                                    345           $   11,212
-------------------------------------------------------------------------------------------------------------------
  China - 0.7%
    Huaneng Power International, Inc., ADR (Utilities - Electric)                          275           $   10,367
-------------------------------------------------------------------------------------------------------------------
  Denmark - 1.0%
    Danske Bank AS, ADR (Banks & Credit Cos.)                                              920           $   15,343
-------------------------------------------------------------------------------------------------------------------
  France - 5.1%
    Aventis S.A., ADR (Pharmaceuticals)#                                                   240           $   10,596
    Carrefour S.A. (Supermarkets)                                                          260                9,836
    L'Air Liquide S.A., ADR (Industrial Gases)                                             500               13,258
    Renault S.A. (Automotive)                                                              230                7,601
    Sanofi-Synthelabo S.A. (Pharmaceuticals)                                               320               16,082
    Total Fina Elf S.A., ADR (Oils)#                                                       372               23,536
                                                                                                         ----------
                                                                                                         $   80,909
-------------------------------------------------------------------------------------------------------------------
  Germany - 2.8%
    Bayerische Motoren Werke AG (Automotive)                                               850           $   23,568
    Fresenius Medical Care AG, ADR (Medical & Health Products)                             870               10,654
    Stada Arzneimittel AG (Pharmaceuticals)                                                200                9,438
                                                                                                         ----------
                                                                                                         $   43,660
-------------------------------------------------------------------------------------------------------------------
  India - 2.3%
    ICICI Bank, Ltd., ADR (Banks & Credit Cos.)*#                                        5,750           $   36,225
-------------------------------------------------------------------------------------------------------------------
  Ireland - 0.9%
    Bank of Ireland, ADR (Banks & Credit Cos.)                                             350           $   14,885
-------------------------------------------------------------------------------------------------------------------
  Japan - 17.7%
    Brother Industries, Ltd. (Electronics)                                               6,000           $   38,119
    Canon, Inc. (Special Products & Services)#                                             350               12,282
    Fanuc, Ltd. (Manufacturing)                                                            300               13,062
    Fast Retailing Co. (Retail)                                                            300                7,421
    Fujisawa Pharmaceuticals Co., Ltd. (Pharmaceuticals)                                 1,000               20,203
    Honda Motor Co., Ltd., ADR (Automotive)#                                               900               14,940
    Meiwa Estate Co., Ltd. (Real Estate)                                                 1,800               10,826
    Mitsubishi Tokyo Financial Group, Inc. (Banks & Credit Cos.)                             2                7,624
    Nippon Electric Glass Co., Ltd. (Manufacturing)                                      2,000               21,499
    Nissan Motor Co., Ltd. (Automotive)                                                  7,000               46,845
    Promise Co., Ltd. (Financial Services)                                                 350                9,784
    Shiseido Co., Ltd., ADR (Consumer Goods & Services)#                                 1,300               12,739
    Sony Corp., ADR (Electronics)                                                          270                9,485
    Stanley Electric Co., Ltd. (Electronics)                                             1,000               12,681
    Tokyo Gas Co., Ltd. (Gas)                                                            8,000               24,939
    Uni-Charm Corp. (Consumer Goods & Services)                                            400               15,790
                                                                                                         ----------
                                                                                                         $  278,239
-------------------------------------------------------------------------------------------------------------------
  Mexico - 0.5%
    Coca-Cola Femsa, S.A. de C.V., ADR (Food & Beverage Products)                          420           $    7,199
-------------------------------------------------------------------------------------------------------------------
  Netherlands - 4.4%
    Akzo Nobel N.V. (Chemicals)                                                            310           $    6,156
    Fortis, ADR (Banks & Credit Cos.)#                                                     780               10,069
    Koninklijke (Royal) KPN N.V., ADR (Telecommunications - Wireline)*#                  1,750               11,375
    Koninklijke (Royal) Philips Electronics N.V. (Electronics)                             640                9,977
    Unilever N.V., NY Shares (Consumer Goods & Services)#                                  350               20,804
    VNU N.V., ADR (Printing & Publishing)#                                                 456               11,584
                                                                                                         ----------
                                                                                                         $   69,965
-------------------------------------------------------------------------------------------------------------------
  Singapore - 2.7%
    Haw Par Corp., Ltd. (Medical & Health Products)                                        122            $     227
    Singapore Telecommunications, Ltd., ADR (Telecommunications)                         1,700               13,192
    United Overseas Bank, Ltd. (Banks & Credit Cos.)                                     3,000               17,514
    United Overseas Bank, Ltd., ADR (Banks & Credit Cos.)#                                 985               11,495
                                                                                                         ----------
                                                                                                         $   42,428
-------------------------------------------------------------------------------------------------------------------
  South Africa - 1.3%
    Gold Fields, Ltd. (Mining)                                                             400           $    4,280
    Impala Platinum Holdings, Ltd. (Mining)                                                200               10,190
    Impala Platinum Holdings, Ltd., ADR (Mining)                                           260                6,623
                                                                                                         ----------
                                                                                                         $   21,093
-------------------------------------------------------------------------------------------------------------------
  Spain - 1.3%
    Telefonica S.A., ADR (Telecommunications)#                                             720           $   20,196
-------------------------------------------------------------------------------------------------------------------
  Switzerland - 7.2%
    Converium Holding AG, ADR (Insurance)*#                                                620           $   13,020
    Nestle SA, ADR (Food & Beverage Products)                                              328               16,230
    Novartis AG, ADR (Pharmaceuticals)                                                     860               31,872
    Syngenta AG, ADR (Chemicals)#                                                        4,100               37,515
    UBS AG (Banks & Credit Cos.)*#                                                         340               14,518
                                                                                                         ----------
                                                                                                         $  113,155
-------------------------------------------------------------------------------------------------------------------
  United Kingdom - 20.9%
    AstraZeneca PLC, ADR (Pharmaceuticals)                                                 620           $   21,272
    Aviva PLC (Insurance)*                                                               1,500                8,338
    BHP Billiton PLC, ADR (Mining)#                                                      1,350               13,529
    BP PLC, ADR (Oils)#                                                                    760               29,328
    British Sky Broadcasting Group PLC, ADR (Broadcasting)*#                               244                9,665
    Carlton Communications PLC (Broadcasting)*                                           2,800                3,913
    Diageo PLC, ADR (Food & Beverage Products)#                                          1,150               47,288
    EasyJet PLC (Airlines)                                                               2,700                9,465
    Intertek Testing Servicing PLC (Special Products & Services)                           790                4,366
    Kingfisher PLC, ADR (Retail)                                                         1,700               12,580
    Lonmin PLC, ADR (Mining)#                                                            2,184               23,319
    Marks & Spencer Group PLC (Retail)*                                                  3,000               13,359
    Next PLC (Retail)*                                                                   1,000               13,407
    Reckitt Benckiser PLC (Consumer Goods & Services)*                                   1,400               22,925
    Reed Elsevier PLC, ADR (Printing & Publishing)#                                        538               15,602
    Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                              1,465               32,966
    Standard Chartered PLC (Banks & Credit Cos.)*                                        1,100               11,699
    Vodafone Group PLC, ADR (Telecommunications - Wireless)#                             1,970               35,894
                                                                                                         ----------
                                                                                                         $  328,915
-------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,202,407)                                                               $1,101,950
-------------------------------------------------------------------------------------------------------------------

Preferred Stock - 1.3%
-------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 1.3%
  Germany - 1.3%
    Fresenius Medical Care AG (Medical & Health Products)                                  310           $   11,656
    Porsche AG (Automotive)                                                                 33                9,222
-------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (Identified Cost, $29,426)                                                         $   20,878
-------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 8.1%
-------------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT
                                                                                 (000 OMITTED)
-------------------------------------------------------------------------------------------------------------------
    Federal Home Loan Mortgage Bank, due 4/01/03, at Amortized Cost                     $  128           $  128,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,359,833)                                                          $1,250,828
-------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (13.5)%
-------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES
-------------------------------------------------------------------------------------------------------------------
Foreign Stocks - (13.5)%
  Finland - (0.7)%
    Stora Enso Oyj (Forest & Paper Products)                                            (1,100)          $  (10,523)
-------------------------------------------------------------------------------------------------------------------
  France - (0.5)%
    PSA Peugeot Citroen (Automotive)                                                      (210)          $   (8,203)
-------------------------------------------------------------------------------------------------------------------
  Germany - (3.1)%
    DaimlerChrysler AG (Automotive)                                                       (800)          $  (23,359)
    Fresenius AG (Medical & Health Products)                                              (180)              (9,097)
    Gehe AG (Pharmaceuticals)                                                             (250)              (9,237)
    Siemens AG (Electronics)                                                              (160)              (6,591)
                                                                                                         ----------
                                                                                                         $  (48,284)
-------------------------------------------------------------------------------------------------------------------
  Ireland - (0.8)%
    Ryanair Holdings PLC (Airlines)                                                     (2,000)            $(13,493)
-------------------------------------------------------------------------------------------------------------------
  Japan - (2.3)%
    Sumitomo Realty & Development Co., Ltd. (Real Estate)                               (3,000)          $   (9,987)
    Takefuji Corp. (Bank & Credit Cos.)                                                   (210)             (10,051)
    UFJ Holdings, Inc. (Banks & Credit Cos.)                                               (16)             (15,993)
                                                                                                         ----------
                                                                                                         $  (36,031)
-------------------------------------------------------------------------------------------------------------------
  Singapore - (1.4)%
    Creative Technology, Ltd. (Electronics)                                             (3,600)          $  (21,816)
-------------------------------------------------------------------------------------------------------------------
  South Africa - (0.3)%
    AngloGold, Ltd. (Mining)                                                              (170)          $   (5,111)
-------------------------------------------------------------------------------------------------------------------
  Switzerland - (0.9)%
    Ciba Specialty Chemicals AG (Chemicals)                                               (230)          $  (15,033)
-------------------------------------------------------------------------------------------------------------------
  United Kingdom - (3.5)%
    Debenhams PLC (Retail)*                                                             (4,300)          $  (17,654)
    Egg PLC (Financial Services)                                                       (18,000)             (23,876)
    Granada PLC (Broadcasting)*                                                         (5,300)              (4,771)
    HBOS PLC (Banks & Credit Cos.)*                                                       (800)              (8,205)
                                                                                                         ----------
                                                                                                         $  (54,506)
-------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $(283,324))                                              $ (213,000)
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 34.1%                                                                      536,504
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $1,574,332
-------------------------------------------------------------------------------------------------------------------
* Non-income producing security.

# Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At
  March 31, 2003, the value of securities pledged for Vertex International Fund amounted to $393,393.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
                                                                         VERTEX
                                                                  INTERNATIONAL
MARCH 31, 2003                                                             FUND
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,359,833)                $1,250,828
  Cash                                                                  250,113
  Foreign currency, at value (identified cost, $28)                          28
  Deposits with brokers for securities sold short                       283,324
  Receivable for investments sold                                        27,677
  Receivable from brokers for securities sold short                       7,426
  Interest and dividends receivable                                       7,467
                                                                     ----------
      Total assets                                                   $1,826,863
                                                                     ----------
Liabilities:
  Payable for dividends on securities sold short                     $    6,236
  Securities sold short, at value (proceeds received, $283,324)         213,000
  Payable for investments purchased                                      33,101
  Accrued expenses and other liabilities                                    194
                                                                     ----------
      Total liabilities                                              $  252,531
                                                                     ----------
Net assets                                                           $1,574,332
                                                                     ----------
Net assets consist of:
  Paid-in-capital                                                    $1,708,131
  Unrealized depreciation on investments and translation of
    assets and liabilities in foreign currencies                        (39,398)
  Accumulated net realized loss on investments and foreign
    currency transactions                                               (90,248)
  Accumulated net investment loss                                        (4,153)
                                                                     ----------
      Net assets                                                     $1,574,332
                                                                     ----------
Class A shares:
  Net asset value per share
    (net assets of $1,574,332 / 168,891 shares of beneficial
    interest outstanding)                                              $9.32
                                                                       -----
  Offering price per share
    (100 / 94.25 of net asset value per share)                         $9.89
                                                                       -----

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

Statement of Operations
-------------------------------------------------------------------------------
                                                                         VERTEX
                                                                  INTERNATIONAL
SIX MONTHS ENDED MARCH 31, 2003                                            FUND
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                          $ 12,233
    Interest                                                              1,202
    Foreign taxes withheld                                               (1,452)
                                                                       --------
      Total investment income                                          $ 11,983
                                                                       --------
  Expenses -
    Management fee                                                     $ 32,060
    Shareholder servicing agent fee                                         799
    Distribution and service fee (Class A)                                2,813
    Administrative fee                                                       69
    Auditing fees                                                        12,780
    Custodian fee                                                         3,373
    Printing                                                              2,256
    Postage                                                                  22
    Legal fees                                                                7
    Registration fees                                                        78
    Dividend expense on securities sold short                             4,177
    Miscellaneous                                                         6,688
                                                                       --------
      Total expenses                                                   $ 65,122
    Reduction of expenses by investment adviser and distributor         (48,986)
                                                                       --------
      Net expenses                                                     $ 16,136
                                                                       --------
        Net investment loss                                            $ (4,153)
                                                                       --------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                            $(80,628)
    Securities sold short                                                77,929
    Foreign currency transactions                                            27
                                                                       --------
      Net realized loss on investments and foreign currency
        transactions                                                   $ (2,672)
                                                                       --------
  Change in unrealized appreciation (depreciation) -
    Investments                                                        $ 29,755
    Securities sold short                                               (64,238)
    Translation of assets and liabilities in foreign currencies          10,340
                                                                       --------
      Net unrealized loss on investments and foreign currency
        translation                                                    $(24,143)
                                                                       --------
        Net realized and unrealized loss on investments and
         foreign currency                                              $(26,815)
                                                                       --------
          Decrease in net assets from operations                       $(30,968)
                                                                       --------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                                       MARCH 31, 2003        SEPTEMBER 30, 2002
VERTEX INTERNATIONAL FUND                                                                 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                                             $   (4,153)               $    3,265
  Net realized loss on investments and foreign currency transactions                           (2,672)                  (77,902)
  Net unrealized loss on investments and foreign currency translation                         (24,143)                 (100,229)
                                                                                           ----------                ----------
      Decrease in net assets from operations                                               $  (30,968)               $ (174,866)
                                                                                           ----------                ----------
Distributions declared to shareholders from net investment income                          $     --                  $  (16,933)
                                                                                           ----------                ----------
  Net increase in net assets from fund share transactions                                  $   31,397                $   67,647
                                                                                           ----------                ----------
      Total increase (decrease) in net assets                                              $      429                $ (124,152)
                                                                                           ----------                ----------
Net assets:
  At beginning of period                                                                    1,573,903                 1,698,055
                                                                                           ----------                ----------
  At end of period (including accumulated net investment loss of $4,153
    and $0, respectively)                                                                  $1,574,332                $1,573,903
                                                                                           ----------                ----------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED               YEAR ENDED             PERIOD ENDED
                                                       MARCH 31, 2003       SEPTEMBER 30, 2002    SEPTEMBER 30, 2001(2)
VERTEX INTERNATIONAL FUND                                 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS A
-----------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 9.50                   $10.54                   $10.00
                                                               ------                   ------                   ------
Income from investment operations(5) -
  Net investment income (loss)(1)                              $(0.02)                  $ 0.02                   $ 0.08
  Net realized and unrealized gain (loss) on investments
    and foreign currency                                        (0.16)                   (0.97)                    0.46
                                                               ------                   ------                   ------
      Total from investment operations                         $(0.18)                  $(0.95)                  $ 0.54
                                                               ------                   ------                   ------
Less distributions declared to shareholders from net
  investment income                                            $ --                     $(0.09)                  $ --
                                                               ------                   ------                   ------
Net asset value - end of period                                $ 9.32                   $ 9.50                   $10.54
                                                               ------                   ------                   ------
Total return(7)                                                 (1.89)%(4)               (8.93)%                   5.30%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(6)(8)                                                 2.01%(3)                 2.32%                    2.48%(3)
  Net investment income (loss)                                  (0.52)%(3)                0.17%                    1.09%(3)
Portfolio turnover                                                 58%                     216%                     229%
Net assets at end of period (000 Omitted)                      $1,574                   $1,574                   $1,698

(1) Subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management and distribution and service fees at not more than 1.50% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss and ratios would have been:
      Net investment loss                                      $(0.32)                  $(0.40)                  $(0.27)
      Ratios (to average net assets):
        Expenses(6)                                              8.10%(3)                 6.51%                    7.18%(3)
        Net investment loss                                     (6.61)%(3)               (4.02)%                  (3.61)%(3)
(2) For the period from the commencement of the fund's investment operations, December 29, 2000, through September 30, 2001.
(3) Annualized.
(4) Not annualized.
(5) Per share data are based on average shares outstanding.
(6) Ratios do not reflect reductions from fees paid indirectly.
(7) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(8) Excluding dividend expense on securities sold short and interest expense, the ratio of expenses to average net assets was 1.50%, 1.51% and 1.54% for the period ended March 31, 2003, year ended at September 30, 2002, and period ended at
    September 30, 2001, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
Vertex International Fund (the fund) is a non-diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 35% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indexed Securities - The fund may invest in indexed securities whose value may be linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Short Sales - The fund may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, and capital losses.

The tax character of distributions declared for the year ended September 30, 2002 and period ended September 30, 2001 were as follows:

                                      SEPTEMBER 30, 2002     SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                                $16,933                $  --

As of September 30, 2002, the components of accumulated losses on a tax basis were as follows:

                Undistributed ordinary income           $   --
                Undistributed long-term capital gain        --
                Capital loss carryforward                (32,313)
                Unrealized depreciation                  (20,397)
                Other temporary differences              (50,121)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2009, ($10,445) and September 30, 2010, ($21,868).

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Vertex Investment Management, Inc. (Vertex), a wholly owned subsidiary of Massachusetts Financial Services Company (MFS), to provide overall investment advisory and administrative services, and general office facilities. The fund pays Vertex, at the end of each month, a base management fee of 2.00% per annum of the fund's average daily net assets (computed over the course of that month), adjusted upward or downward by 0.20% of such fund's average daily net assets (computed over the course of the Performance Period, defined below) for each full percentage point that the fund's performance during the prior 12 months (the "Performance Period") exceeds or lags the performance of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, and Far
East) Index for the Vertex International Fund. The maximum adjustment (up or down) for the fund's fiscal year shall not exceed 2.00%, so that the minimum and maximum management fee paid by the fund during any fiscal year will be 0.00% and 4.00%, respectively. The investment adviser has voluntarily agreed to waive its fee for the Vertex International Fund, which is shown as a reduction of expenses on the Statements of Operations.

The fund has a temporary expense reimbursement agreement whereby Vertex has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay Vertex an expense reimbursement fee not greater than 1.50% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by Vertex in prior years. At March 31, 2003, aggregate unreimbursed expenses amounted to $53,341.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from Vertex. Certain officers and Trustees of the fund are officers or directors of Vertex, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc.
(MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion                       0.0175%
                Next $2.5 billion                      0.0130%
                Next $2.5 billion                      0.0005%
                In excess of $7 billion                0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges for the six months ended March 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on Class A's average daily net assets. The maximum distribution and service fees for Class A shares are as follows:

                                                             CLASS A
        ------------------------------------------------------------
        Distribution Fee                                       0.10%
        Service Fee                                            0.25%
                                                               -----
        Total Distribution Plan                                0.35%

The distribution and services fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed on Class A shares of the fund during the six months ended March 31, 2003.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%. Effective April 1, 2003, the annual rate will be changed to 0.11%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $731,059 and $799,782, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $1,364,975
                                                                    ----------
Gross unrealized depreciation                                       $ (141,628)
Gross unrealized appreciation                                           27,481
                                                                    ----------
    Net unrealized depreciation                                     $ (114,147)
                                                                    ----------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                  SIX MONTHS ENDED         YEAR ENDED
                                     MARCH 31, 2002        SEPTEMBER 30, 2002
                                  --------------------     ------------------
                                    SHARES      AMOUNT      SHARES       AMOUNT
-------------------------------------------------------------------------------
Shares sold                          4,369    $ 42,082      45,775    $ 463,596
Shares issued to shareholders in
  reinvestment of distributions       --          --         1,776       16,931
Shares reacquired
                                    (1,133)    (10,685)    (43,011)    (412,880)
                                   -------    --------     -------    ---------
    Net increase                     3,236    $ 31,397       4,540    $  67,647
                                   -------    --------     -------    ---------
(6) Line of CreditThe Vertex International Fund participates in a $1.5 million committed secured line of credit provided by State Street Bank and Trust
Company under a line of credit agreement. Effective April 3, 2003, the amount of the committed secured line of credit was reduced to $1 million. The fund may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity or defensive purposes. The loan is secured by assets of the fund. Interest is charged to the fund based on its borrowings, at a rate equal to the Overnight Federal Funds Rate plus 0.60%. In addition, a commitment fee based on the daily unused portion of the committed line of credit is charged to the fund at a rate of 0.09% per annum. The fund had no borrowings during the period.


                 --------------------------------------------

             This report is prepared for the general information of
               shareholders. It is authorized for distribution to
         prospective investors only when preceded or accompanied by a current prospectus.

VERTEX(SM) INTERNATIONAL FUND


Vertex Investment Management, Inc.
500 Boylston Street
Boston, MA 02116-3741

(C)2003 Vertex Investment Management Inc.
Vertex investment products are offered through MFS Fund Distributors Inc.,
500 Boylston Street, Boston, MA 02116.
                                                           VERXI-SEM  3/03  310